Cash and Cash Equivalents and Short-term Investments - Denominated in different currencies (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 1,374,817	$ 1,367,275
US$
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	1,326,744	1,327,608
RMB
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	46,466	37,997
Hong Kong dollar ("HK$")
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	1,303	1,456
£
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	268	193
Others
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 36	$ 21